Income Taxes (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Tax Benefit	$ (281,534)
Deferred tax liability	3,037,147
Deferred tax liability, financial reporting basis	11,038,929
Deferred tax liability, tax basis	$ 1,782